RISK MANAGEMENT - Probability of default analysis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 31,008,169	$ 47,936,321
Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	31,008,169	47,936,321
Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	188,313,361	231,573,437
Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	104,775,099	122,027,804
Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,967,743	3,218,433
Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	59,419,444	76,889,145
Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	17,883,355	29,120,316
Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	267,720	317,739
0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	27,036,822	43,679,034
0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	159,544,525	187,050,348
0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	87,377,944	101,928,292
0% - 7.5% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,967,742	3,216,828
0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	50,343,679	59,244,441
0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	15,701,061	22,594,569
0% - 7.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	154,099	66,218
7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,340,672	1,612,561
7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,964,603	12,399,264
7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,204,369	2,821,900
7.5% - 15% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1,605
7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,139,846	7,696,262
7.5% - 15% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	613,104	1,778,884
7.5% - 15% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	7,284	100,613
15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,875,939	2,073,653
15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,044,205	4,278,992
15% - 22.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	627,449	2,092,046
15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,820,105	1,092,161
15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	556,037	1,088,631
15% - 22.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	40,614	6,154
22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	235,000	97,666
22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,875,938	2,605,357
22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,915,256	1,063,837
22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	867,810	1,213,578
22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	89,130	314,735
22.5% - 30% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,742	13,207
30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	306,069	121,701
30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,858,698	3,633,458
30% - 45% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	209,033	1,014,275
30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,518,987	1,618,425
30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	117,155	998,917
30% - 45% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13,523	1,841
45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	80,594	177,558
45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	447,220	5,518,177
45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	53,630	3,616,103
45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	203,048	1,130,718
45% - 60% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	178,100	769,729
45% - 60% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,442	1,627
60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	48,891	70,564
60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	907,535	2,127,042
60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	238,021	62,619
60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	533,542	1,551,906
60% - 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	131,174	471,396
60% - 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,798	41,121
> 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	84,182	103,584
> 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	11,670,637	13,960,799
> 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,149,397	9,428,732
> 90% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1
> 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,992,427	3,341,654
> 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	497,594	1,103,455
> 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	31,218	86,958
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	27,088,361	44,972,545
12-month expected credit losses [member] | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	164,906,023	190,819,121
12-month expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	89,958,234	100,858,380
12-month expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,967,742	3,218,433
12-month expected credit losses [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	52,529,128	63,811,740
12-month expected credit losses [member] | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16,226,428	22,743,149
12-month expected credit losses [member] | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	224,491	187,419
12-month expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	26,786,851	43,415,038
12-month expected credit losses [member] | 0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	157,604,134	180,615,328
12-month expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	86,598,567	97,948,422
12-month expected credit losses [member] | 0% - 7.5% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,967,742	3,216,828
12-month expected credit losses [member] | 0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	49,264,495	57,159,315
12-month expected credit losses [member] | 0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	15,619,231	22,224,572
12-month expected credit losses [member] | 0% - 7.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	154,099	66,191
12-month expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	286,943	1,495,285
12-month expected credit losses [member] | 7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,875,905	9,118,305
12-month expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,822,740	2,351,842
12-month expected credit losses [member] | 7.5% - 15% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1,605
12-month expected credit losses [member] | 7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,524,921	6,187,490
12-month expected credit losses [member] | 7.5% - 15% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	520,960	476,755
12-month expected credit losses [member] | 7.5% - 15% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	7,284	100,613
12-month expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10,450	38,875
12-month expected credit losses [member] | 15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,174,448	789,446
12-month expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	471,990	441,936
12-month expected credit losses [member] | 15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,578,584	319,342
12-month expected credit losses [member] | 15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	83,260	22,014
12-month expected credit losses [member] | 15% - 22.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	40,614	6,154
12-month expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,033	16,802
12-month expected credit losses [member] | 22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	109,505	140,222
12-month expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	44,608	44,434
12-month expected credit losses [member] | 22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	59,316	70,402
12-month expected credit losses [member] | 22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,201	12,899
12-month expected credit losses [member] | 22.5% - 30% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,380	12,487
12-month expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,469	5,874
12-month expected credit losses [member] | 30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	56,951	127,038
12-month expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,642	48,970
12-month expected credit losses [member] | 30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	53,242	70,804
12-month expected credit losses [member] | 30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	776	6,909
12-month expected credit losses [member] | 30% - 45% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	291	355
12-month expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	83	442
12-month expected credit losses [member] | 45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	34,363	18,134
12-month expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	15,250	15,318
12-month expected credit losses [member] | 45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6,671	1,297
12-month expected credit losses [member] | 45% - 60% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	12,442	1,519
12-month expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	532	199
12-month expected credit losses [member] | 60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	48,319	5,510
12-month expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,336	5,195
12-month expected credit losses [member] | 60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	41,647	215
12-month expected credit losses [member] | 60% - 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,336	100
12-month expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		30
12-month expected credit losses [member] | > 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,398	5,138
12-month expected credit losses [member] | > 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	101	2,263
12-month expected credit losses [member] | > 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	252	2,875
12-month expected credit losses [member] | > 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,045
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,833,077	2,855,786
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	11,774,908	26,898,573
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,672,094	11,747,975
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4,928,963	9,828,726
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,159,795	5,278,510
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	14,056	43,362
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	249,902	263,329
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,939,187	6,434,636
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	779,368	3,979,842
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,077,991	2,084,770
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	81,828	369,997
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		27
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,053,719	117,201
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,088,694	3,280,770
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,381,629	469,870
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	614,921	1,508,771
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	92,144	1,302,129
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,865,391	2,034,625
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	869,741	3,489,521
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	155,459	1,650,110
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	241,505	772,795
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	472,777	1,066,616
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	232,787	80,460
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,766,407	2,465,098
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,870,642	1,019,403
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	808,475	1,143,141
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	86,928	301,834
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	362	720
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	303,823	114,349
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,801,667	3,506,321
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	206,391	965,305
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,465,667	1,547,538
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	116,377	991,992
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13,232	1,486
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	79,811	175,708
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	412,814	5,499,764
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	38,374	3,600,621
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	196,343	1,129,306
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	178,097	769,729
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		108
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	47,631	69,091
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	855,614	2,120,466
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	235,002	57,424
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	488,980	1,550,628
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	131,170	471,393
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	462	41,021
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	13	1,023
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	40,784	101,997
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	5,229	5,400
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	35,081	91,777
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	474	4,820
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	86,731	107,990
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	11,632,430	13,855,743
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,144,771	9,421,449
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,961,353	3,248,679
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	497,132	1,098,657
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	29,173	86,958
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	69	667
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,204	384
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9	28
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,193	356
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	10	75
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4	189
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		188
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4	1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	98	153
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16	25
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	16	24
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position		1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	180	404
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	26	37
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	19	35
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1	2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	777	1,478
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	80	99
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	78	83
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2	16
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	700	1,408
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	43	279
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	6	164
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	34	115
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	728	1,274
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	3,602	1,066
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	683
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	2,915	1,063
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	4	3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	84,169	102,531
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	11,627,455	13,853,664
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	9,144,067	9,421,069
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Interbank and overnight funds [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	1,957,094	3,247,002
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgage [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	497,120	1,098,635
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Microcredit [member]
Disclosure of credit risk exposure [line items]
Total exposure to credit risk outside of the statement of financial position	$ 29,173	$ 86,958